Jeremy D. Franklin Vice President, Associate General Counsel 8500 Andrew Carnegie Boulevard Charlotte, NC 28262

T 704.988.4101 Jeremy.franklin@nuveen.com

February 16, 2024

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	TIAA-CREF Life Funds Post-Effective Amendment No. 46 to the Registration Statement on Form N-1A (File Nos. 333-61759 and 811-08961)

Ladies and Gentlemen:

On behalf of the TIAA-CREF Life Funds (the “Life Funds”), we are attaching for filing Post-Effective Amendment No. 46 to the above-captioned registration statement on Form N-1A (“Amendment No. 46”), including exhibits. The main purpose of Amendment No. 46 is to make the initial 485A filing in connection with certain changes to the registration statement of the Life Funds.

If you have any questions regarding this filing, please do not hesitate to call me at (704) 988-4101.

Sincerely,

/s/ Jeremy D. Franklin
Jeremy D. Franklin